ACCOUNTS RECEIVABLE, NET (Details - Allowance for credit losses) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Credit Loss [Abstract]
Balance at beginning of the year	$ 150	$ 500
Addition	280	132
Reversal	(68)	(482)
Balance at end of the year	$ 362	$ 150